Related party disclosures	6 Months Ended
Jun. 30, 2025
Related party disclosures
Related party disclosures

9. Related party disclosures

Parent and ultimate controlling party

Dievini Hopp BioTech holding GmbH & Co, KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac of approximately 37% during the last twelve months, dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

The total amount of transactions with dievini Hopp BioTech holding GmbH & Co. KG or entities controlled by them had no significant impact on the Company’s unaudited interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2025, compared to the details disclosed in Note 17 to the Company’s audited consolidated financial statements included in the Annual Report on Form 20-F as of and for the year ended December 31, 2024.